Summary of Significant Accounting Policies - Content and Software Development Expenses, Capitalized Software Development Costs (Details) - USD ($) $ in Millions	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Proprietary content development expenses	$ 7.8	$ 11.2	$ 12.2	$ 15.5		$ 25.3
Software development costs capitalized during period	1.7	1.9	3.0	2.9		4.8
Amortization recognized during period	$ 0.2	$ 0.1	$ 2.7	$ 0.2		$ 3.9
Developed software/ courseware
Finite-Lived Intangible Assets [Line Items]
Estimated useful life					5 years